Details of expenses and products by function - Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Attribution of expenses by nature to their function line items
Personnel expenses	€ (4,349)	€ (5,061)	€ (4,766)
Research and Development expenses
Attribution of expenses by nature to their function line items
Personnel expenses	(2,553)	(3,063)	(2,962)
Purchases and external expenses	(10,459)	(8,660)	(9,539)
Other	(251)	(214)	(190)
Research and development expenses	(13,263)	(11,937)	(12,691)
Research tax credit	3,328	2,807	3,133
Subsidies	14	41	45
Research tax credit and subsidies	3,342	2,848	3,178
Operating expense	€ (9,921)	€ (9,089)	€ (9,513)